Borrowings	6 Months Ended
Jun. 30, 2023
Borrowings
Borrowings

11.     Borrowings

Silicon Valley Bank

In January 2021, the Group entered into a new loan agreement with Silicon Valley Bank German Branch (now: Silicon Valley Bridge Bank N.A. Germany Branch) or “SVB” which provides Affimed with up to €25 million in term loans in three tranches: €10 million available at closing, an additional €7.5 million upon the achievement of certain conditions, including milestones related to Affimed’s pipeline and market capitalization, and a third tranche of €7.5 million upon the achievement of certain additional conditions related to Affimed’s pipeline and liquidity. The first tranche of €10 million was drawn in February 2021 and the second tranche of €7.5 million in December 2021. Pursuant to the terms of the agreement, the loan bears interest at the greater of the European Central Bank Base Rate and 0%, plus 5.5%. Affimed was entitled to make interest only payments through December 1, 2022. The loan will mature at the end of November 2025. As of June 30, 2023, the fair value of the liability did not differ significantly from its carrying amount.

The loan is secured by a pledge of 100% of the Group’s ownership interest in Affimed GmbH, all intercompany claims owed to Affimed N.V. by its subsidiaries, and collateral agreements for all bank accounts, inventory, trade receivables and other receivables of Affimed N.V. and Affimed GmbH recognized in the interim financial statements.

In July 2023, Bootstrap Europe announced the acquisition of SVB. The loan agreement is expected to be transferred to Bootstrap Europe with no change in the terms of the loan agreement.

UniCredit Leasing CZ

In April 2019, the Group entered into a loan agreement with UniCredit Leasing CZ for €562. After an initial instalment of €127 in the second quarter of 2019, repayment is effected in monthly instalments of €8 until May 2024. As of June 30, 2023, an amount of €89 (December 31, 2022: €136) was outstanding, of which  €89 was classified as current liabilities (December 31, 2022: €96). As of June 30, 2023, the fair value of the liability did not differ significantly from its carrying amount.